Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

NOTE 3 – Fair Value Measurements

Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, Fair Value Measurements and Disclosures ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -         quoted prices in active markets for identical assets or liabilities;

Level 2 -         inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -         unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Warrants -

2019 Registered Direct Offering - On July 3, 2019, the Company sold to certain institutional investors, accredited investors and an existing shareholder, RPC Pharma Ltd., an affiliated entity of Dr. Ray Prudo, the Company’s Chairman, an aggregate of 2,368,392 ADSs in a registered direct offering at $1.90 per ADS, resulting in gross proceeds of approximately $4.5 million (the “2019 Registered Direct Offering”). The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the 2019 Registered Direct Offering, the Company issued to the investors unregistered warrants to purchase an aggregate of 1,184,213 ADSs in a private placement (“2019 Investor Warrants”). The 2019 Investor Warrants are immediately exercisable and will expire five years from issuance at an exercise price of $3.00 per ADS, subject to adjustment as set forth therein. Subject to certain conditions, the Company has the option to “call” the exercise of the warrants from time to time after any 10-consecutive trading day period during which the daily volume weighted average price of the ADSs exceeds $4.50. The Company paid to the Placement Agent an aggregate of $337,496 in placement agent fees and expenses and issued unregistered warrants to the Placement Agent to purchase an aggregate of 177,629 ADS (“2019 Placement Warrants”) on the same terms as the 2019 Investor Warrants, except that the 2019 Placement Warrants are exercisable at $2.85 per ADS and expire on June 28, 2024. Both the 2019 Investor Warrants and the 2019 Placement Warrants (together the “2019 Warrants”) may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of 2019 Warrants issued in connection with this registered direct offering amounted to 1,361,842, all of which were outstanding as of December 31, 2021.

2020 Private Placements - On February 13, 2020, February 19, 2020, February 20, 2020 and February 28, 2020, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 5,620,296 ADSs in a private placement at $1.70 per ADS for aggregate gross proceeds of approximately $9.5 million (the “2020 Private Placements”). The Company also entered into a letter agreement with Paulson Investment Company, LLC to serve as the placement agent for the Company in connection with this offering. In connection with the offering, on February 21, 2020 and March 3, 2020, the Company issued to the investors unregistered warrants to purchase a total of 2,810,136 ADSs at $2.20 per ADS (“2020 Investor Warrants”). On March 3, 2020, the Company also issued 449,623 ADSs to the Placement Agent at $2.55 per ADS (“2020 Placement Warrants”). The 2020 Investor warrants and the 2020 Placement Warrants (together the “2020 Warrants”) will expire five years from issuance and are immediately exercisable, subject to adjustment as set forth therein. The Company paid to the Placement Agent an aggregate of $808,362 in placement agent fees and expenses. The 2020 Warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of the 2020 Warrants issued in connection with the 2020 Private Placements amounted to 3,259,759. 3,247,259 of these warrants were outstanding as of December 31, 2021.

2021 Private Placement - On July 7, 2021, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Praxis Trustees Limited as trustee of Sonic Healthcare Holding Company EFRBS which is beneficially owned by Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 7,947,529 ADSs in a private placement at $1.55 per ADS for aggregate gross proceeds of approximately $12.3 million, which subsequently closed (the “2021 Private Placement”). The Company also entered into a letter agreement with Paulson Investment Company, LLC to serve as the placement agent for the Company in connection with this offering.  In connection with the offering, on July 16, 2021, the Company issued to the Placement Agent unregistered warrants to purchase a total of 398,384 ADSs at $2.32 per ADS (“2021 Warrants”). The 2021 Warrants will expire five years from issuance and are immediately exercisable, subject to adjustment as set forth therein. Subject to certain conditions, the Company has the option to “call” the exercise of the warrants from time to time after any 10-consecutive trading day period during which the daily volume-weighted average price of the ADSs exceeds $3.00. The Company paid to the Placement Agent an aggregate of $993,000 in placement agent fees and expenses. The 2021 Warrants may be exercised on a cashless basis if nine months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of the 2021 Warrants issued in connection with the 2021 Private Placement amounted to 398,384, all of which were outstanding as of December 31, 2021.

The Company has determined that at the time of their issuance, the 2019 Warrants and the 2020 Warrants represented freestanding financial instruments whose foreign currency considerations pursuant to cash and cashless exercise require liability classification and should be recorded as liability-classified awards in accordance with ASC 815-40-25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock and ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock. In accordance with ASC 820, the Company measured its 2019 Warrants and the 2020 Warrants at grant date fair value. The fair value related to warrants are classified within the Level 3 value hierarchy because it is based on external valuation models whose inputs include market interest rates, required return on capital, and standard deviation. Unobservable inputs used in these models are significant. The 2019 Warrants and the 2020 Warrants were measured at their grant date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income in the Consolidated Statements of Comprehensive Income (Loss). The total grant date fair value of the 2019 Warrants was $1,213,816 and of the 2020 Warrants was $2,749,369 and they were initially recognized within Current Liabilities in the Consolidated Balance Sheets. The change in fair value of liability related to warrants from period to period, which represents a gain (loss), was recognized as changes in fair value of warrant liabilities – gain (loss) in the Consolidated Statements of Comprehensive Income (Loss).  On December 8, 2020, the Company held a general meeting (“2020 General Meeting”) and changed the currency of its ordinary shares from pounds sterling to U.S. dollars (“2020 Redenomination"). As a consequence of the 2020 Redenomination, the Company reassesses, whether its financial instruments or other contracts that previously required derivative accounting within the scope of ASC 815 Financial Instruments either (a) no longer meet the definition of a derivative or (b) meet a scope exception to the derivative guidance due to a change in facts and circumstances.  The Company concluded that due to the 2020 Redenomination, the 2019 Warrants and the 2020 Warrants now meet the requirements for classification as equity under ASC 815-40-25 as of December 8, 2020, the date of the 2020 General Meeting.  The Company updated the carrying amount of the warrant liability to its fair value on December 8, 2020, with any changes recorded in the Consolidated Statements of Comprehensive Loss and then reclassed the warrant liability balance to additional paid in capital within Shareholders’ Equity.

The costs directly attributable to realizing proceeds of issuing ADSs in connection with the 2019 Registered Direct Offering and the 2020 Private Placements, such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors are recognized on a proportional basis as (1) a component of General and administrative expenses in the Consolidated Statements of Operations, relative to the grant date fair value of the warrant liability as a portion of the total value of the equity raise, and (2) in the Shareholders' Equity in the Consolidated Balance Sheets in accordance with ASC 835-30-45-3, relative to the gross cash proceeds of the private placement as a portion of the total value of the equity raise at the time of the equity raise. The total value of the equity raises equal the sum of the grant date fair values of the warrant liability and the gross cash proceeds of the 2019 Registered Direct Offering and the 2020 Private Placements, respectively.

At December 8, 2020, the fair value of the 2019 Warrants was $882,237 and of the 2020 Warrants $2,317,316, totaling $3,199,553. At December 31, 2019, the fair value of the 2019 Warrants was $1,014,868. The change in fair value of the 2019 Warrants from January 1, 2020 to December 8, 2020 was a decrease of $132,632 and of the outstanding 2020 Warrants for the same period was a decrease of $432,053. In addition, upon exercise of 12,500 of the 2020 Investor Warrant ADSs, the Company reclassified $7,874 of the related warrant liability to shareholders' equity.

Below are the assumptions used for the fair value calculations of the 2019 Warrants as of:

	December 31,	December 8,
	2019	2020
Standard deviation	110.00%	95.00%
Annual risk-free interest rate	1.66%	0.25%
Required return on equity	19.90%	19.30%
Expected life in years	4.50	3.55
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.08%

Below are the assumptions used for the fair value calculations of the 2020 Warrants as of:

	February 21,	March 3,	December 8,
	2020	2020	2020
Standard deviation	110.00%	110.00%	95.00%
Annual risk-free interest rate	1.3%	0.77%	0.31-0.32%
Required return on equity	19.90%	19.90%	19.30%
Expected life in years	5.0	5.0	4.2
Annual turnover rate	0.00%	0.00%	0.00%
Period risk-free rate	0.08%	0.08%	0.08%

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities
related to warrants
Balance at December 31, 2019	$1,014,868

Issuance of 2020 Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,874)

Change in fair value of liabilities related to warrants	(556,810)

Balance at December 8, 2020	3,199,553

Reclassification to Additional-Paid-In Capital (in) Shareholders’ Equity	(3,199,553)
Balance at December 31, 2020	$—

2021 Warrants

The Company has determined that, at the time of their issuance, the 2021 Warrants met the requirements for classification as equity under ASC 815-40-25. In connection with the 2021 Private Placements, the costs directly attributable to realizing proceeds of issuing ADSs such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors are recognized in Additional paid-in capital of the Shareholders’ Equity in the Consolidated Balance Sheets in accordance with ASC 814-40.

As of December 31, 2021 and December 31, 2020, the Company did not have any financial assets that require fair value measurement on a recurring basis.